CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 34,966	$ 57,049
Short-term investments	2,095
Accounts receivable, net of allowances for doubtful accounts of $6,506 and $2,124 in 2019 and 2018, respectively	77,831	60,666
Inventories	6,142	26,388
Deferred costs	513	449
Prepaid and other current assets	5,524	6,776
Short-term restricted cash	10,007	8,827
Total current assets	137,078	160,155
Property, plant and equipment, net	1,092	1,258
Operating lease right-of-use assets, net	2,860
Long-term investments	3,129	5,224
Long-term deferred tax assets	2,772	2,307
Long-term restricted cash	3,634	7,824
Other long-term assets	738	667
Total assets	151,303	177,435
Current liabilities:
Accounts payable	30,875	50,757
Income taxes payable	7,480	6,996
Customer advances	160	561
Deferred revenue	1,320	968
Operating lease liabilities, current	1,595
Employee payroll and compensation payable	2,855	5,224
Other current liabilities	4,748	5,287
Total current liabilities	49,033	69,793
Long-term deferred revenue	369	2,979
Operating lease liabilities, non-current	1,364
Other long-term liabilities	1,349	2,497
Total liabilities	52,115	75,269
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 40,335 and 39,799 shares issued at December 31, 2019 and December 31, 2018, respectively; 35,525 and 35,318 shares outstanding at December 31, 2019 and December 31, 2018, respectively	123	123
Additional paid-in capital	1,265,615	1,264,160
Treasury stock, at cost: 4,810 and 4,481 shares at December 31, 2019 and December 31, 2018, respectively	(11,948)	(10,899)
Accumulated deficit	(1,216,703)	(1,212,790)
Accumulated other comprehensive income	62,101	61,572
Shareholders’ equity	99,188	102,166
Total liabilities and shareholders' equity	$ 151,303	$ 177,435